December 21, 2010	Michael P. Dimitruk
(415) 315-6369
(415) 315-4865
michael.dimitruk@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Stone Harbor Emerging Markets Income Fund

(File Nos. 333-169361, 811-22473)

Ladies and Gentlemen:

We are filing today via EDGAR, on behalf of Stone Harbor Emerging Markets Income Fund (the “Fund”), pre-effective amendment no. 3 to the Fund’s registration statement on Form N-2 (file nos. 333-169361, 811-22473) pursuant to the Securities Act of 1933, as amended (amendment no. 3 pursuant to the Investment Company Act of 1940, as amended).

This pre-effective amendment no. 3 includes the remaining exhibits not previously filed, as well as an amended Form of Management Contract filed as exhibit (g), with respect to which the only change was to add a New York choice-of-law provision.

Prior to filing this pre-effective amendment, the Fund and the principal underwriter have filed acceleration requests to declare the Fund’s registration statement effective at 9:00 a.m. on Wednesday, December 22, 2010.

Please direct any questions regarding this filing to me at (415) 315-6369, or in my absence to Michael Doherty at (212) 497-3612. Thank you for your attention in this matter.

Sincerely,

/s/ Michael P. Dimitruk

Michael P. Dimitruk

cc:	Michael G. Doherty
Adam J. Shapiro